CONSOLIDATED STATEMENTS OF INCOME - USD ($) shares in Millions, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014
CONSOLIDATED STATEMENTS OF INCOME
Net revenues	$ 4,966	$ 5,045	$ 9,948	$ 10,046
Cost of sales	2,064	2,384	4,210	4,688
Gross profit	2,902	2,661	5,738	5,358
Research and development expenses	386	344	718	697
Selling and marketing expenses	860	921	1,782	1,905
General and administrative expenses	325	302	632	604
Impairments restructuring and others	285	143	584	200
Legal Settlements And Loss Contingencies	384	26	611	55
Operating income	662	925	1,411	1,897
Financial expenses - net	41	78	233	159
Income before income taxes	621	847	1,178	1,738
Income taxes	88	102	192	245
Share in losses (earnings) of associated companies - net	(6)	0	3	8
Net income	539	745	983	1,485
Net loss attributable to non-controlling interests	0	(3)	(2)	(7)
Net income attributable to Teva	$ 539	$ 748	$ 985	$ 1,492
Earnings per share attributable to Teva:
Basic	$ 0.64	$ 0.88	$ 1.16	$ 1.75
Diluted	$ 0.63	$ 0.87	$ 1.15	$ 1.75
Weighted average number of shares (in millions):
Basic	849	852	850	851
Diluted	859	857	859	855